Derivative Instruments (Offsetting Derivative Assets) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 9,823,141	$ 7,714,312
Gross amounts offset in the Statement of Financial Condition	(4,667,811)	(3,670,185)
Net amounts of assets presented in the Statement of Financial Condition	5,155,330	4,044,127
Collateral Received	(3,408,372)	(2,355,942)
Net Amount	$ 1,746,958	$ 1,688,185
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 2,206,454	$ 750,511
Collateral Received	(2,206,454)	(750,511)
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	1,092,865	1,688,185
Net Amount	1,092,865	1,688,185
Counterparty H [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	654,093
Net Amount	654,093
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	1,201,918	1,605,431
Collateral Received	(1,201,918)	(1,605,431)
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	6,287,439	4,870,595
Gross amounts offset in the Statement of Financial Condition	(2,879,067)	(2,514,653)
Net amounts of assets presented in the Statement of Financial Condition	3,408,372	2,355,942
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,612,002	1,841,417
Gross amounts offset in the Statement of Financial Condition	(1,405,548)	(1,090,906)
Net amounts of assets presented in the Statement of Financial Condition	2,206,454	750,511
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,675,437	3,029,178
Gross amounts offset in the Statement of Financial Condition	(1,473,519)	(1,423,747)
Net amounts of assets presented in the Statement of Financial Condition	1,201,918	1,605,431
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,535,702
Gross amounts offset in the Statement of Financial Condition	(1,788,744)
Net amounts of assets presented in the Statement of Financial Condition	1,746,958
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,707,952	2,843,717
Gross amounts offset in the Statement of Financial Condition	(615,087)	(1,155,532)
Net amounts of assets presented in the Statement of Financial Condition	1,092,865	$ 1,688,185
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,827,750
Gross amounts offset in the Statement of Financial Condition	(1,173,657)
Net amounts of assets presented in the Statement of Financial Condition	$ 654,093